Shareholder Fees (dei_DocumentInformationDocumentAxis)	0 Months Ended
May 01, 2012
(CoreBuilder - Series G) | Series G
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(CoreBuilder - Series M) | Series M
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none